Income tax - Reconciliation of accounting profit multiplied by applicable tax rates (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
(Loss)/profit before tax	€ (252,652)		€ 72,967		€ 96,523
Tax expense (income) at applicable tax rate	(36,256)		10,653		14,092
Tax Effect Of Current Tax Of Previous Years	(4,958)		(212)		(714)
Tax Effect Of Opening Deferred Tax Of Changes In Rates	173	[1]	158	[1]	(7,803)
Tax Effect Of Previously Unrecognized Tax Losses	(2,336)		(3,872)		(630)
Tax effect of revenues exempt from taxation 2011	(3,469)		(2,611)		(313)
Tax effect of expense not deductible in determining taxable profit (tax loss)	7,566		5,524		6,003
Tax effect of impairment of goodwill	36,496
Tax losses not recognized of the year	16,414		1,757		213
Tax Effect Of Different Local Tax Rates	6,399		6,541		7,003
Other tax effects for reconciliation between accounting profit and tax expense (income)	1,155		1,017		(120)
Income Tax Expense Continuing Operations	€ 21,184		€ 18,955		€ 17,731

[1]	The effect on opening deferred tax of changes in rates is mainly due to the tax rate of certain subsidiaries changes as a result of the tax reform in the United States, which was enacted on December 22, 2017. The tax rate of those subsidiaries changed from approximately 38% to 25%.[WEH: (368), IHAG: 324, Pending update IHAG]